UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  April 21, 2005
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  127435


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      1606   18746  SH       SOLE       NONE     0    0       18746
Abbott Labs              COM            002824100      2881   61791  SH       SOLE       NONE     0    0       61791
Air Prod & Chemical	 COM		009158106	389    6145  SH	      SOLE	 NONE	  0    0	6145
American Int'l Group     COM            026874107      4917   88732  SH       SOLE       NONE     0    0       88732
American Std Inc Del	 COM		029712106	841   18104  SH	      SOLE       NONE     0    0       18104
Amgen Inc                COM            031162100      1299   22320  SH       SOLE       NONE     0    0       22320
Anheuser Busch           COM            035229103      3520   74279  SH       SOLE       NONE     0    0       74279
Applied Materials Inc    COM            038222105      1601   98536  SH       SOLE       NONE     0    0       98536
Automatic Data Processi  COM            053015103      2757   61333  SH       SOLE       NONE     0    0       61333
Berkshire Hathaway       Class B        084670207      5144    1801  SH       SOLE       NONE     0    0        1801
Chevrontexaco Corp       COM            166764100      2542   43601  SH       SOLE       NONE     0    0       43601
Cisco Systems Inc	 COM		17275R102	767   42871  SH	      SOLE       NONE     0    0       42871
Citigroup                COM            172967101      6429  143067  SH       SOLE       NONE     0    0      143067
Corning Inc              COM            219350105       886   79647  SH       SOLE       NONE     0    0       79647
Dell Computer Corp	 COM		24702R101	918   23900  SH	      SOLE	 NONE	  0    0       23900
Eli Lilly                COM            532457108       478    9181  SH       SOLE       NONE     0    0        9181
Exxon Mobil              COM            30231G102      2659   44611  SH       SOLE       NONE     0    0       44611
Fannie Mae               COM            313586109      4316   79262  SH       SOLE       NONE     0    0       79262
FEDEX Corp               COM            31428X106      1770   18840  SH       SOLE       NONE     0    0       18840
Fifth Third Bancorp      COM            316773100       628   14610  SH       SOLE       NONE     0    0       14610
First Data Corp          COM            319963104      5354  136203  SH       SOLE       NONE     0    0      136203
Freddie Mac              COM            313400301      1619   25622  SH       SOLE       NONE     0    0       25622
Gannett Company          COM            364730101      2200   27822  SH       SOLE       NONE     0    0       27822
General Electric         COM            369604103      7392  204984  SH       SOLE       NONE     0    0      204984
Hershey Foods Corp	 COM		427866108      1071   17720  SH       SOLE       NONE	  0    0       17720
IBM                      COM            459200101      6080   66540  SH       SOLE       NONE     0    0       66540
Intel                    COM            458140100      4180  179951  SH       SOLE       NONE     0    0      179951
iShares Russell 2000 Ind COM		464287655      1518   12426  SH	      SOLE	 NONE	  0    0       12426
iShares Russell Midcap   COM		464287499      1742   22129  SH	      SOLE	 NONE	  0    0       22129
J.P. Morgan Chase & Co.  COM            46625H100      3342   96596  SH       SOLE       NONE     0    0       96596
Jefferson Pilot          COM            475070108      2037   41521  SH       SOLE       NONE     0    0       41521
Johnson & Johnson        COM            478160104      5390   80261  SH       SOLE       NONE     0    0       80261
Johnson Controls         COM            478366107      2933   52599  SH       SOLE       NONE     0    0       52599
Legg and Platt		 COM		524660107	244    8435  SH	      SOLE	 NONE	  0    0	8435
MGIC Investment Corp     COM            552848103      1762   28576  SH       SOLE       NONE     0    0       28576
Microsoft Corp           COM            594918104      3831  158490  SH       SOLE       NONE     0    0      158490
Oracle Corp              COM            68389X105      2216  177581  SH       SOLE       NONE     0    0      177581
Pepsico Inc              COM            713448108      1729   32613  SH       SOLE       NONE     0    0       32613
Pfizer Inc.              COM            717081103      2778  105730  SH       SOLE       NONE     0    0      105730
Pitney Bowes Inc         COM            724479100       270    5991  SH       SOLE       NONE     0    0        5991
Proctor & Gamble         COM            742718109      4918   92792  SH       SOLE       NONE     0    0       92792
Smucker J M Company New  COM NEW        832696405       669   13310  SH       SOLE       NONE     0    0       13310
Staples Inc		 COM		855030102	637   20283  SH	      SOLE	 NONE	  0    0       20283
SunTrust		 COM		867914103	276    3836  SH       SOLE       NONE     0    0        3836
Sysco Corp		 COM		871829107	350    9780  SH       SOLE       NONE     0    0        9780
The St Paul Companies I  COM            792860108       442   12027  SH       SOLE       NONE     0    0       12027
United Parcel Service    Class B        911312106      1559   21434  SH       SOLE       NONE     0    0       21434
Varian Medical Systems   COM            92220P105      2721   79371  SH       SOLE       NONE     0    0       79371
Wal-Mart                 COM            931142103      2144   42794  SH       SOLE       NONE     0    0       42794
Washington Mutual        COM            939322103      3134   79338  SH       SOLE       NONE     0    0       79338
Wells Fargo              COM            949746101      2898   48460  SH       SOLE       NONE     0    0       48460
Wrigley Wm Jr Co         COM            982526105      1328   20255  SH       SOLE       NONE     0    0       20255
Wyeth                    COM            983024100      1331   31564  SH       SOLE       NONE     0    0       31564
Zimmer Holdings Inc      COM            98956P102       992   12746  SH       SOLE       NONE     0    0       12746
